FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 12600 Hill Country Blvd, Suite R-230
         Austin, TX 78738

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 14, 2012



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $389,505
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       69665     5170  X                             69665       0       0
Alaska Communications Systems             COM      01167P101     40700      123  X                             40700       0       0
Alleghany Corp                            COM      17175100        894      255  X                               894       0       0
AltiGen Communications Inc                COM      21489109     267600       80  X                            267600       0       0
American Express Company                  COM      25816109       9157      432  X                              9157       0       0
American Public Education                 COM      2913V103     412817    17867  X                            412817       0       0
American Science & Engin                  COM      29429107     154711    10537  X                            154711       0       0
Ascent Capital Group                      CL A     43632108       5397      274  X                              5397       0       0
Asure Software                            COM      4649U102      92623      590  X                             92623       0       0
Automatic Data Processing                 COM      53015103      13915      752  X                             13915       0       0
Berkshire Hathaway Inc                    CL A     84670108          9     1033  X                                 9       0       0
Berkshire Hathaway Inc                    CL B     84670207      12346      942  X                             12346       0       0
Brookfield Asset Management Inc           COM      112585104     33876      931  X                             33876       0       0
Capital Southwest Corp                    COM      140501107      4817      393  X                              4817       0       0
Central European Distribution             COM      153435102     10300       45  X                             10300       0       0
Choice Hotels International               COM      169905106     10000      381  X                             10000       0       0
Colfax Corporation                        COM      194014106    481587    13716  X                            481587       0       0
Conagra Food Inc                          COM      205887102     10000      264  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2186  X                             30000       0       0
Contango Oil & Gas Co.                    COM      21075N204      6638      386  X                              6638       0       0
Corporate Executive Board                 COM      21988R102    201715     7685  X                            201715       0       0
Cover-All Technologies                    COM      222892101     40000       72  X                             40000       0       0
Derma Sciences Inc                        COM      249827502     15000      114  X                             15000       0       0
Emerson Electric Co                       COM      291011104     10353      482  X                             10353       0       0
Exelon Corp                               COM      30161N101      5738      249  X                              5738       0       0
Female Health Company                     COM      314462102   4140153    18672  X                           4140153       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     28293      670  X                             28293       0       0
Hallmark Financial Services               COM      40624Q203   1906687    13328  X                           1906687       0       0
HEICO Corp                                CL A     422806208    146402     5761  X                            146402       0       0
Hospitality Properties Trust              COM      44106M102     23915      550  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2240267    51347  X                           2240267       0       0
Interval Leisure Group                    COM      46113M108    629810     8572  X                            629810       0       0
INTL FCStone Inc                          COM      459028106   2783103    65598  X                           2783103       0       0
iShares Trust iBoxx Inv Grade CPBD        CPBD     464287242      7178      817  X                              7178       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5102      596  X                              5102       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      816  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      3359      264  X                              3359       0       0
Lockheed Martin Corporation               COM      539830109      9358      757  X                              9358       0       0
MakeMusic Inc                             COM      56086P202     46461      205  X                             46461       0       0
Microsoft Corp.                           COM      594918104     31763      825  X                             31763       0       0
Morningstar, Inc.                         COM      617700109    124288     7389  X                            124288       0       0
National Retail Properties, Inc.          COM      637417106     14000      369  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1124  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    533451     7538  X                            533451       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      106  X                             10155       0       0
Pfizer Inc.                               COM      717081103     16579      359  X                             16579       0       0
Pizza Inn Inc                             COM      725848105    163345      898  X                            163345       0       0
PowerShares Global Trust                  Nat Muni 73936T474     54411     1330  X                             54411       0       0
Psychemedics Corp                         COM      744375205     14240      130  X                             14240       0       0
Reis Inc                                  COM      75936P105     22350      204  X                             22350       0       0
Sears Holdings Corp                       COM      812350106     14661      466  X                             14661       0       0
Simulations Plus Inc                      COM      829214105    119398      357  X                            119398       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     17606     1036  X                             17606       0       0
Stamps.com                                COM      852857200    456698    11934  X                            456698       0       0
Stratasys Inc.                            COM      862685104    459896    13985  X                            459896       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     8039  X                           1647336       0       0
The Dolan Company                         COM      25659P402   3012769    25669  X                           3012769       0       0
The Middleby Corp                         COM      596278101    118572    11151  X                            118572       0       0
TravelCenters of America                  COM      894174101     30000      128  X                             30000       0       0
Travelzoo Inc.                            COM      89421Q106     28699      705  X                             28699       0       0
U S Global Investors Inc                  CL A     902952100     36523      220  X                             36523       0       0
Utah Medical Products                     COM      917488108    412676    11142  X                            412676       0       0
Vanguard Index ETF                        VALUE    922908744      6188      325  X                              6188       0       0
Walgreen Co                               COM      931422109      9234      305  X                              9234       0       0
Western Union Co                          COM      959802109     31172      569  X                             31172       0       0
White Mountains Insurance Group           COM      G9618E107       586      266  X                               586       0       0
Winmark Corp                              COM      974250102    848500    48678  X                            848500       0       0
XCEL Energy Inc.                          COM      98389B100     26000      719  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102     11822      632  X                             11822       0       0